Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2021
Statement [Line Items]
Summary of Income Statement - Discontinued Operations
Income statement – Discontinued operations

2019
US$M
Profit after taxation from operating activities	175

Net loss on disposal	(510)

Loss after taxation	(335)

Attributable to non-controlling interests	7
Attributable to BHP shareholders	(342)

Basic loss per ordinary share (cents)	(6.6)
Diluted loss per ordinary share (cents)	(6.6)

Summary of Cash Flows from Discontinued Operations
Cash flows from Discontinued operations

2019
US$M
Net operating cash flows	474
Net investing cash flows (1)	(443)
Net financing cash flows (2)	(13)

Net increase in cash and cash equivalents from Discontinued operations	18

Net proceeds received from the sale of Onshore US	10,531
Less Cash and cash equivalents	(104)

Proceeds from divestment of Onshore US, net of its cash	10,427

Total cash impact	10,445

(1)	Includes purchases of property, plant and equipment of US$443 million.

(2)	Includes net repayment of interest bearing liabilities of US$6 million and dividends paid to non-controlling interests of US$7 million.

Summary of Net Loss on Disposal of Discontinued Operations
Net loss on disposal of Discontinued operations
Details of the net loss on disposal for the year ended 30 June 2019 is presented in the table below:

2019
US$M
Net assets	11,111

Less non-controlling interest share of net assets disposed	(168)

BHP Share of net assets disposed	10,943

Gross consideration	10,555
Less transaction costs	(54)
Income tax expense	(68)

Net loss on disposal	(510)